Income taxes - Schedule of Major Components of Tax Expense (Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Current income tax expense
Current period	$ 17.9	$ 33.0	$ 15.4
Current tax related to Pillar Two income taxes	0.0	3.7	0.0
Adjustment in respect of prior periods	(0.6)	(1.2)	9.5
Current income tax expense	17.3	35.5	24.9
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	9.2	(13.4)	(0.8)
Effect of change in income tax rates	(1.1)	1.3	(0.2)
Adjustment in respect of prior periods	0.6	1.1	(6.3)
Deferred income tax expense (recovery)	8.7	(11.0)	(7.3)
Total income tax expense	$ 26.0	$ 24.5	$ 17.6